Significant Equity Transactions and Acquisitions	12 Months Ended
Dec. 31, 2020
Significant Equity Transactions And Acquisitions [Abstract]
Significant Equity Transactions and Acquisitions
3.	Significant equity transactions and acquisitions
(a) Initial public offering
In September 2018, the Company completed its initial public offering on the NASDAQ Global Market of 13,800,000 American Depositary Shares (“ADS”) (including 1,800,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share, for a total ordinary shares offering of 3,450,000 shares), at a price of US$7.00 per ADS for a total offering size of approximately US$96.6 million. The net proceeds raised from the IPO amounted to approximately RMB 590.9 million (US$85.9 million) after deducting underwriting discounts and commissions and other offering expenses.
Upon the completion of the IPO, all classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one
basis. 34,248,442 ordinary shares, including the vesting of 15,937,500 ordinary owned by the founders that became subsequently restricted on January 3, 2018, were designated as Class B ordinary share on a one-for-one
basis. The remaining ordinary shares were designated as Class A ordinary shares on a one-for-one
basis.
In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to ten votes.
(b)
Follow-on
public offering
On April 5, 2019, the Company completed a
follow-on
public offering of 3,327,868 ADSs (equivalent to 831,967 ordinary shares) by the Company and 6,672,132 ADSs (equivalent to 1,668,033 ordinary shares) by several shareholders (the “Selling Shareholders”), at a public offering price of US$10.00 per ADS. The net proceeds to the company raised from the follow-on
public offering amounted to approximately RMB 212.1 million (approximately US$ 31.9 million) after deducting issuance costs.
(c) Issuance of ordinary shares to The Paper
On September 23, 2019, Qutoutiao Inc. obtained the relevant PRC government approval and completed a share purchase agreement with The Paper. The Company issued 1,480,123 Class A ordinary shares for an aggregate cash consideration of US$20,408,467 (RMB 144.4 million), amounting to a cash consideration of US$13.79 per share (US$3.45 per ADS).
As part of the share issuance, The Paper will also carry out the performance of certain strategic cooperation agreements for an annual fee charge to Jifen VIE, for five years. The difference of US$1,201,625 (RMB8.4 million) between the fair value of the shares issued to The Paper (i.e. the share price on issuance day) and the cash consideration paid is also considered an incremental cooperation service fee and will be amortized to expense over a service period of five years.
In addition, Jifen VIE issued equity interests representing 1% of its enlarged share capital to The Paper at a nominal price (Note 2(b)).
(d) Business acquisition
The Company accounted for its acquisition in accordance with ASC 805, “Business Combination” (“ASC 805”). The result of the acquiree’s operation has been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entity over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.
Acquisition of Dianguan
In February 2018, the Company acquired 100% equity interests of Dianguan, an advertising agent (Note 2(n)), from its shareholder for a cash consideration of RMB 15.0 million.
The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:
Fair value of consideration transferred:

RMB
Cash	15,000,000

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	4,270,175
Short-term investments	9,940,000
Prepayments and other current assets	30,936,027
Property and equipment, net	17,978
Accounts payable	(364,242)
Salary and welfare payable	(778,438)
Tax payable	(9,933,408)
Advance from advertising customers	(24,664,513)
Accrued liabilities and other current liabilities	(1,691,909)

Total identifiable net assets acquired	7,731,670
Goodwill	7,268,330

Total purchase consideration	15,000,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with acquisition of Dianguan was attribute to the expected synergy arising from the consolidation operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were insignificant and were included in general and administrative expenses for the year ended December 31, 2018.
Based on the Company’s assessment, the revenues and net earnings of Dianguan were not considered material in 2018 prior to the acquisition date. Pro forma results of operations for the acquisition described above have not been presented because they are not material to the consolidated statements of operations and comprehensive loss, either individually or in aggregate.